Derivative financial instrument liabilities (Details Narrative) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024
Derivative Financial Instrument Liabilities
Derivative warrant liabilities	$ 0.6		$ 0.6
Gain loss on fair value	$ 0.8	$ 1.6	$ 1.7	$ 1.8